Net Loss per Share (Details 1) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from diluted net loss per common share calculations	9,120,458	4,892,698	4,761,617	222,095
Stock Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from diluted net loss per common share calculations	815,412	438,249	438,248	6,030
Series A- Redeemable Convertible Preferred Stock [Member] | Mab Vax [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from diluted net loss per common share calculations				18,596
Series B Redeemable Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from diluted net loss per common share calculations				13,905
Series B Redeemable Convertible Preferred Stock [Member] | Mab Vax [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from diluted net loss per common share calculations				21,114
SeriesC One Redeemable Convertible Preferred Stock [Member] | Mab Vax [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from diluted net loss per common share calculations				55,736
Series A- One Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from diluted net loss per common share calculations				100,359
Series C Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from diluted net loss per common share calculations				6,355
Series D Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from diluted net loss per common share calculations			2,587,717
Series E Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from diluted net loss per common share calculations			450,446
Unvested Restricted Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from diluted net loss per common share calculations			310,926
Warrants to purchase common stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from diluted net loss per common share calculations	5,124,144	805,361	974,280